UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21894

Cohen & Steers Emerging Markets Real Estate Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 101.8%
AUSTRALIA 0.0%
DIVERSIFIED
BGP Holdings PLC (EUR)(a),(b),(c)	4,044,867	$0

AUSTRIA 7.1%
DIVERSIFIED 3.9%
CA Immobilien Anlagen AG(c)	12,881	224,107
Immofinanz Immobilien Anlagen AG (USD)(d)	198,494	936,713
		1,160,820
RETAIL 3.2%
Atrium European Real Estate Ltd.(d)	171,652	964,458
TOTAL AUSTRIA		2,125,278

BRAZIL 10.5%
RESIDENTIAL 3.6%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	56,358	333,489
Even Construtora e Incorporadora SA	104,715	310,684
Ez Tec Empreendimentos e Participacoes SA	22,938	256,541
Rossi Residencial SA(c)	210,271	169,907
		1,070,621
RETAIL 6.9%
BR Malls Participacoes SA	211,824	1,334,186
Multiplan Empreendimentos Imobiliarios SA	41,520	750,311
		2,084,497
TOTAL BRAZIL		3,155,118

CHINA 4.4%
RESIDENTIAL
China Vanke Co., Ltd. (HKD)	809,711	1,330,780

HONG KONG 31.9%
DIVERSIFIED 11.3%
China Resources Land Ltd.(d)	596,000	1,403,292
Franshion Properties China Ltd.(d)	1,998,000	640,797
Longfor Properties Co., Ltd.(d)	522,500	724,143
Shimao Property Holdings Ltd.(d)	283,500	618,575
		3,386,807
RESIDENTIAL 20.6%
China Overseas Land & Investment Ltd.(d)	1,446,000	3,901,917
Greentown China Holdings Ltd.(d)	736,000	1,052,268

	Number of Shares	Value
Guangzhou R&F Properties Co., Ltd. Class H(d)	936,800	$1,242,824
		6,197,009
TOTAL HONG KONG		9,583,816

INDIA 0.4%
RESIDENTIAL
Prestige Estates Projects Ltd.	46,214	103,263

INDONESIA 2.3%
RESIDENTIAL
Ciputra Development Tbk PT	5,867,000	410,834
Summarecon Agung Tbk PT	3,503,846	274,052
TOTAL INDONESIA		684,886

IRELAND 0.7%
DIVERSIFIED
Hibernia REIT PLC(c)	143,817	219,182

MALAYSIA 5.1%
RESIDENTIAL
IJM Land Berhad	976,700	723,806
Mah Sing Group Berhad	1,309,600	806,148
TOTAL MALAYSIA		1,529,954

MEXICO 5.6%
DIVERSIFIED 3.2%
Corp. Inmobiliaria Vesta SAB de CV	199,388	365,261
Fibra Uno Administracion SA de CV	185,999	600,248
		965,509
OFFICE 2.4%
Concentradora Fibra Danhos SA de CV(c)	381,279	721,277
TOTAL MEXICO		1,686,786

PHILIPPINES 8.7%
DIVERSIFIED 7.7%
Ayala Land	3,036,791	1,755,603
Megaworld Corp.	6,838,000	538,651
		2,294,254
RETAIL 1.0%
SM Prime Holdings	900,089	308,239
TOTAL PHILIPPINES		2,602,493

		Number of Shares	Value
SINGAPORE 1.4%
DIVERSIFIED
Mapletree Greater China Commercial Trust(d)		651,000	$415,559

SOUTH AFRICA 9.5%
DIVERSIFIED 5.4%
Growthpoint Properties Ltd.		815,661	1,611,282

RETAIL 4.1%
Hyprop Investments Ltd.		149,990	977,975
Resilient Property Income Fund Ltd.		53,743	252,476
			1,230,451
TOTAL SOUTH AFRICA			2,841,733

THAILAND 3.9%
RESIDENTIAL 2.3%
AP Thailand PCL		1,300,400	170,971
Land and Houses PCL		1,256,300	327,300
Supalai PCL		431,200	209,003
			707,274
RETAIL 1.6%
Central Pattana PCL		419,900	477,015
TOTAL THAILAND			1,184,289

TURKEY 1.8%
RESIDENTIAL
Emlak Konut Gayrimenkul Yatirim Ortakligi AS		580,166	551,781

UNITED ARAB EMIRATES 8.5%
DIVERSIFIED
Emaar Properties PJSC		1,172,037	2,552,762
TOTAL INVESTMENTS (Identified cost—$29,383,522)	101.8%		30,567,680
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)		(531,494)
NET ASSETS	100.0%		$30,036,186

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)   Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)   Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)   Non-income producing security.

(d)   Investments comply with emerging markets definition as disclosed in the Fund’s prospectus.

Sector Summary	% of Net Assets
Diversified	41.2
Residential	39.8
Retail	16.6
Office	2.4
100.0

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of January 31, 2014.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Australia	—	—	—	—	(a)
Common Stock - Thailand	1,184,289	327,300	856,989	—
Common Stock - Other	29,383,391	29,383,391	—	—
Total Investments(b)	$30,567,680	$29,710,691	$856,989	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of January 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$29,383,522
Gross unrealized appreciation	$4,000,767
Gross unrealized depreciation	(2,816,609)
Net unrealized appreciation	$1,184,158

Note 3.   Subsequent Event

On March 18, 2014, the Board of Directors considered and approved a Plan of Liquidation with respect to the Fund.  Accordingly, the Fund will be liquidated on or about April 25, 2014, unless the Board determines to effect the liquidation of the Fund on an earlier date (the “Liquidation Date”).

Effective March 19, 2014, shares of the Fund will no longer be available for purchase and the Fund is waiving its redemption fee of 2.00% that is charged on redemptions made within 60 days of purchase. The Fund is also waiving any contingent deferred sales charges that may be applicable.

On or before the Liquidation Date, the Fund will seek to convert substantially all of its portfolio securities to cash or cash equivalents. Therefore, the Fund may depart from its stated investment objective and policies as it prepares to distribute its assets to shareholders. As soon as possible after the Liquidation Date, the Fund will distribute pro rata to the Fund’s shareholders of record as of the close of business on the Liquidation Date all of the remaining assets of the Fund, after paying, or setting aside the amount to pay, any liabilities. Upon the transfer of the liquidating distribution, all outstanding shares of the Fund will be deemed cancelled.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name:	James Giallanza
	Title: President and Principal	Title:	Treasurer and Principal
	Executive Officer		Financial Officer

Date: March 24, 2014